Finance Costs	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Finance Costs	NOTE 7 FINANCE COSTS 2022 2021 Interest expense Short-term debt 153 44 Long-term debt 333 415 Lease liabilities 35 33 Total interest expense 521 492 Loss on early extinguishment of debt ‐ 142 Unwinding of discount on asset retirement obligations (Note 22) 29 (9) Interest on net defined benefit pension and other post-retirement plan obligations (Note 21) 8 9 Borrowing costs capitalized to property, plant and equipment (37) (29) Interest income (25) (8) Other finance costs 67 16 563 613 Borrowing costs capitalized to property, plant and equipment in 2022 were calculated by applying an average capitalization rate of 4.1 percent (2021 – 4.1 percent) to expenditures on qualifying assets.